TCW FUNDS, INC.

TCW Emerging Markets Income Fund

(Class I: TGEIX; Class N: TGINX; Plan Class: TGEPX)

TCW Emerging Markets Local Currency Income Fund

(Class I: TGWIX; Class N: TGWNX)

Supplement dated April 23, 2024 to the Prospectus and

the applicable Summary Prospectus

each dated March 1, 2024, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Emerging Markets Income Fund

Effective May 1, 2024, Christopher Hays and Jae H. Lee will be added as portfolio managers for the Fund and Javier Segovia will no longer serve as a portfolio manager for the Fund.

Therefore, effective May 1, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley (Lead Portfolio Manager)	14 years	Group Managing Director

David I. Robbins (Lead Portfolio Manager)	14 years	Group Managing Director

Alex Stanojevic (Lead Portfolio Manager)	6 years	Group Managing Director

Christopher Hays (Co-Manager)	Since May 2024	Managing Director

Jae H. Lee (Co-Manager)	Since May 2024	Managing Director

TCW Emerging Markets Local Currency Income Fund

Effective May 1, 2024, Jae H. Lee will be added as a portfolio manager for the Fund.

Therefore, effective May 1, 2024, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley (Lead Portfolio Manager)	13 years (Since inception of the Fund)	Group Managing Director

David I. Robbins (Lead Portfolio Manager)	13 years (Since inception of the Fund)	Group Managing Director

Alex Stanojevic (Lead Portfolio Manager)	6 years	Group Managing Director

Jae H. Lee (Co-Manager)	Since May 2024	Managing Director

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” beginning on page 96 of the Prospectus.

Please retain this Supplement for future reference.

TCW FUNDS, INC.

TCW Emerging Markets Income Fund

(Class I: TGEIX; Class N: TGINX; Plan Class: TGEPX)

TCW Emerging Markets Local Currency Income Fund

(Class I: TGWIX; Class N: TGWNX)

Supplement dated April 23, 2024 to the Statement of Additional Information

dated March 1, 2024, as supplemented (the “SAI”)

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Emerging Markets Income Fund

Effective May 1, 2024, Christopher Hays and Jae H. Lee will be added as portfolio managers for the Fund and Javier Segovia will no longer serve as a portfolio manager for the Fund.

Therefore, effective May 1, 2024, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 65 of the SAI is deleted in its entirety and replaced with the following:

TCW Emerging Markets Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
David I. Robbins							X
Alex Stanojevic					X
Christopher Hays[1]	X
Jae H. Lee[1]			X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	3	$454	9	$1,251	9	$5,095	0	$0	1	$963	4	$2,551
David I. Robbins	3	$454	9	$1,251	9	$5,095	0	$0	1	$963	4	$2,551
Alex Stanojevic	3	$454	9	$1,251	9	$5,095	0	$0	1	$963	4	$2,551
Christopher Hays[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Jae H. Lee[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

[1]	Information for Messrs. Hays and Lee is provided as of April 15, 2024.

TCW Emerging Markets Local Currency Income Fund

Effective May 1, 2024, Jae H. Lee will be added as a portfolio manager for the Fund.

Therefore, effective May 1, 2024, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 66 of the SAI is deleted in its entirety and replaced with the following:

TCW Emerging Markets Local Currency Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
David I. Robbins							X
Alex Stanojevic	X
Jae H. Lee[1]	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	3	$3,877	9	$1,251	9	$5,095	0	$0	1	$963	4	$2,551
David I. Robbins	3	$3,877	9	$1,251	9	$5,095	0	$0	1	$963	4	$2,551
Alex Stanojevic	3	$3,877	9	$1,251	9	$5,095	0	$0	1	$963	4	$2,551
Jae H. Lee[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

[1]	Information for Mr. Lee is provided as of April 15, 2024.

Please retain this Supplement for future reference.